Sales - Reconciliation of customer contract net assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Customer contract net assets at beginning of period	€ 740	€ 709	€ 771
Business related variations	(1)	30	(60)
Changes in the scope of consolidation		4
Translation adjustment	(1)		(3)
Reclassifications and other items	(6)	(3)
Customer contract net assets at end of period	€ 733	€ 740	€ 709